Leases (Tables)	12 Months Ended
Apr. 30, 2021
Presentation Of Leases For Lessee [Abstract]
Schedule of Terms and Outstanding Balances of Equipment, Automobile and Office Leases	The terms and the outstanding balances as at April 30, 2021 and 2020 are as follows:

(in thousands)	April 30, 2021 $	April 30, 2020 $
Equipment under lease in monthly instalments of $1,228 with interests of between 13% and 17% per annum. Due dates are between May 2021 and March 2023.	—	71
Equipment under lease in monthly instalments of $19,437 with interest rate of 8% per annum and an end date of May 2023.	396	—
Automobile under lease in monthly instalments of $1,186 with an interest rate of 8% per annum and an end date of September 2023.	31	44
Automobile under lease in monthly instalments of $1,055 with an interest rate of 8% per annum and an end date of August 2024.	37	—
Right-of-use asset from office lease repayable in monthly instalments of $6,440 and an interest rate of 8% per annum and an end date of May 2024.	223	135
Right-of-use asset from office lease repayable in monthly instalments of $16,223 and an interest rate of 8% per annum and an end date of December 2022.	303	476
Right-of-use asset from office lease repayable in monthly instalments of $32,997 and an interest rate of 8% per annum and an end date of December 2022. The monthly instalment is adjusted annually based on the consumer price index.	616	673
Right-of-use asset from office lease repayable in monthly instalments of $14,480 and an interest rate of 8% per annum and an end date of April 2023.	320	485
Current portion	(986)	(752)
Non-current portion	940	1,132
(1)	This equipment lease was repaid in full during the year ended April 30, 2021.

Schedule of Future Minimum Lease Payments Related to Equipment under Finance Lease and Office Lease Obligation

The following is a schedule of the Company’s future minimum lease payments related to the equipment under finance lease and the office lease obligation:

(in thousands)	$
2022	1,105
2023	871
2024	102
2025	11
Total minimum lease payments	2,089
Less: imputed interest	(163)
Total present value of minimum lease payments	1,926
Less: Current portion	(986)
Non-current portion	940